Consolidated Schedule of Investments (unaudited)	iShares® MSCI India ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Bharat Electronics Ltd.	6,644,128	$20,030,934

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	525,229	12,352,472

Auto Components — 1.0%
Balkrishna Industries Ltd.	421,714	12,621,263
Bharat Forge Ltd.	1,396,598	12,602,469
MRF Ltd.	10,449	10,435,686
Samvardhana Motherson International Ltd.	6,889,079	11,521,918
		47,181,336
Automobiles — 5.1%
Bajaj Auto Ltd.	378,784	18,751,580
Eicher Motors Ltd.	745,642	26,576,058
Hero MotoCorp Ltd.	599,393	21,279,408
Mahindra & Mahindra Ltd.	4,745,900	62,794,932
Maruti Suzuki India Ltd.	659,010	67,154,753
Tata Motors Ltd.(b)	9,055,026	51,537,923
		248,094,654
Banks — 11.5%
AU Small Finance Bank Ltd.(a)(b)	444,719	7,168,032
Axis Bank Ltd.(b)	12,819,883	112,498,991
Bandhan Bank Ltd.(a)	3,639,679	15,165,213
ICICI Bank Ltd.	29,038,641	279,652,317
Kotak Mahindra Bank Ltd.	3,029,859	71,456,312
State Bank of India	9,734,812	58,222,110
Yes Bank Ltd.(b)	61,550,381	10,385,587
		554,548,562
Beverages — 0.3%
United Spirits Ltd.(b)	1,585,144	16,457,717

Biotechnology — 0.2%
Biocon Ltd.(b)	2,291,684	9,824,384

Chemicals — 3.7%
Asian Paints Ltd.	2,091,955	76,460,339
Berger Paints India Ltd.	1,324,362	10,416,256
PI Industries Ltd.	413,537	14,646,160
Pidilite Industries Ltd.	831,476	23,938,553
SRF Ltd.	808,359	25,487,022
UPL Ltd.	2,708,439	27,125,180
		178,073,510
Construction & Engineering — 1.6%
Larsen & Toubro Ltd.	3,754,425	79,500,670

Construction Materials — 2.3%
ACC Ltd.	409,717	11,542,246
Ambuja Cements Ltd.	3,248,714	15,388,783
Grasim Industries Ltd.	1,436,025	26,264,738
Shree Cement Ltd.	59,071	16,747,520
UltraTech Cement Ltd.	551,076	42,948,583
		112,891,870
Consumer Finance — 3.6%
Bajaj Finance Ltd.	1,479,900	115,080,643
Cholamandalam Investment and Finance Co. Ltd.	2,238,662	19,484,767
Muthoot Finance Ltd.	656,671	9,627,044
SBI Cards & Payment Services Ltd.	1,285,894	12,867,692
Shriram Transport Finance Co. Ltd.	1,032,783	15,550,094
		172,610,240
Security	Shares	Value

Diversified Telecommunication Services — 0.2%
Indus Towers Ltd.	3,674,295	$9,490,564

Electric Utilities — 2.4%
Adani Transmission Ltd.(b)	1,500,735	39,546,717
Power Grid Corp. of India Ltd.	17,118,536	51,127,414
Tata Power Co. Ltd. (The)	7,841,776	23,614,353
		114,288,484
Electrical Equipment — 0.4%
Havells India Ltd.	1,366,216	21,051,134

Food & Staples Retailing — 0.9%
Avenue Supermarts Ltd.(a)(b)	883,213	45,003,669

Food Products — 2.0%
Britannia Industries Ltd.	591,136	27,629,030
Nestle India Ltd.	184,072	41,803,416
Tata Consumer Products Ltd.	3,015,448	29,377,450
		98,809,896
Gas Utilities — 1.5%
Adani Total Gas Ltd.	1,500,135	46,343,649
GAIL India Ltd.	8,475,630	16,051,528
Indraprastha Gas Ltd.	1,717,936	8,327,071
		70,722,248
Health Care Providers & Services — 0.6%
Apollo Hospitals Enterprise Ltd.	548,898	28,021,809

Hotels, Restaurants & Leisure — 0.3%
Jubilant Foodworks Ltd.	2,159,128	15,257,391

Household Products — 2.8%
Hindustan Unilever Ltd.	4,484,817	135,027,467

Independent Power and Renewable Electricity Producers — 2.1%
Adani Green Energy Ltd.(b)	1,785,214	43,241,958
Adani Power Ltd.(b)	4,357,579	18,007,911
NTPC Ltd.	21,152,596	42,429,661
		103,679,530
Industrial Conglomerates — 0.3%
Siemens Ltd.	388,491	12,128,161

Insurance — 3.0%
Bajaj Finserv Ltd.	208,366	34,488,646
HDFC Life Insurance Co. Ltd.(a)	5,184,396	39,844,675
ICICI Lombard General Insurance Co. Ltd.(a)	1,358,790	22,089,888
ICICI Prudential Life Insurance Co. Ltd.(a)	2,029,836	13,540,390
SBI Life Insurance Co. Ltd.(a)	2,454,879	36,860,440
		146,824,039
Interactive Media & Services — 0.4%
Info Edge India Ltd.	386,349	20,632,244

Internet & Direct Marketing Retail — 0.2%
Zomato Ltd.(b)	8,586,048	8,212,240

IT Services — 16.3%
HCL Technologies Ltd.	5,919,746	78,943,416
Infosys Ltd.	18,349,888	354,097,369
Larsen & Toubro Infotech Ltd.(a)	286,798	15,636,497
Mindtree Ltd.	359,583	14,061,365
Mphasis Ltd.	460,847	15,337,906
Tata Consultancy Services Ltd.	5,043,306	217,476,174
Tech Mahindra Ltd.	3,178,016	48,049,091

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Wipro Ltd.	7,449,773	$45,274,306
		788,876,124
Life Sciences Tools & Services — 0.7%
Divi’s Laboratories Ltd.	723,922	33,369,029

Metals & Mining — 3.1%
Hindalco Industries Ltd.	7,353,142	39,985,410
Jindal Steel & Power Ltd.	2,304,996	11,218,249
JSW Steel Ltd.	3,940,049	27,914,960
Tata Steel Ltd.	3,996,167	54,277,053
Vedanta Ltd.	4,044,179	16,745,208
		150,140,880
Multiline Retail — 0.3%
Trent Ltd.	988,800	14,252,108

Oil, Gas & Consumable Fuels — 13.7%
Bharat Petroleum Corp. Ltd.	4,717,217	19,766,876
Coal India Ltd.	8,402,291	20,890,754
Hindustan Petroleum Corp. Ltd.	3,481,396	10,199,174
Indian Oil Corp. Ltd.	10,268,201	15,322,537
Oil & Natural Gas Corp. Ltd.	13,721,539	26,759,670
Petronet LNG Ltd.	4,090,182	11,943,868
Reliance Industries Ltd.	16,601,527	559,279,863
		664,162,742
Personal Products — 1.6%
Colgate-Palmolive India Ltd.	667,499	13,949,252
Dabur India Ltd.	3,374,477	22,514,350
Godrej Consumer Products Ltd.(b)	2,230,700	22,025,777
Marico Ltd.	2,819,827	19,306,785
		77,796,164
Pharmaceuticals — 3.6%
Aurobindo Pharma Ltd.	1,438,029	9,813,958
Cipla Ltd.	2,640,084	33,701,986
Dr. Reddy’s Laboratories Ltd.	635,316	35,599,019
Lupin Ltd.	1,115,148	8,870,295
Piramal Enterprises Ltd.	647,763	15,730,539
Sun Pharmaceutical Industries Ltd.	5,233,918	57,885,556
Torrent Pharmaceuticals Ltd.	276,904	10,071,196
		171,672,549
Real Estate Management & Development — 0.6%
DLF Ltd.	3,374,836	14,915,709
Godrej Properties Ltd.(b)	682,257	12,266,483
		27,182,192
Road & Rail — 0.5%
Container Corp. of India Ltd.	1,495,325	12,493,453
Security	Shares	Value

Road & Rail (continued)
Indian Railway Catering & Tourism Corp. Ltd.	1,308,868	$11,582,529
		24,075,982
Software — 0.4%
Tata Elxsi Ltd.	177,866	19,201,246

Textiles, Apparel & Luxury Goods — 1.5%
Page Industries Ltd.	33,493	19,427,197
Titan Co. Ltd.	1,936,658	55,045,741
		74,472,938
Thrifts & Mortgage Finance — 5.7%
Housing Development Finance Corp. Ltd.	9,387,199	276,328,706

Tobacco — 1.2%
ITC Ltd.	16,128,698	56,014,751

Trading Companies & Distributors — 0.9%
Adani Enterprises Ltd.	1,499,510	41,627,731

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	2,783,950	26,393,545

Wireless Telecommunication Services — 2.2%
Bharti Airtel Ltd.(b)	11,980,536	107,695,135

Total Common Stocks — 99.9%
(Cost: $2,703,056,978)		4,833,977,047

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(c)(d)	18,610,000	18,610,000

Total Short-Term Securities — 0.4%
(Cost: $18,610,000)		18,610,000

Total Investments in Securities — 100.3%
(Cost: $2,721,666,978)		4,852,587,047

Liabilities in Excess of Other Assets — (0.3)%		(14,856,137)

Net Assets — 100.0%		$4,837,730,910

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$138,250,000	$—	$(119,640,000	)(a)	$—	$—	$18,610,000	18,610,000	$167,682	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	585	06/30/22	$19,244	$267,587

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$4,833,977,047	$—	$4,833,977,047
Money Market Funds	18,610,000	—	—	18,610,000
	$18,610,000	$4,833,977,047	$—	$4,852,587,047
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$267,587	$—	$267,587

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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